Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) related to continuing operations	$ (32,169)	$ (85,262)	$ 15,836
Income tax expense/(benefit) related to discontinued operations	343	93	(11,456)
Income tax expense/(benefit) related to, Pension and postretirement plans	39,394	(2,875)	(15,084)
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available-for-sale	(41,761)	(7,525)	13,818
Income tax expense/(benefit) related to, Share-based compensation	1,569	4,140	5,771
Total	$ (32,624)	$ (91,429)	$ 8,885